Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Significant Accounting Policies Disclosure

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(1) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As a result of the disposal of Huayi Music in May 2010 and the 2010 Reorganization, the consolidated financial statements for the year ended December 31, 2010 reflect the WVAS and recorded music businesses as discontinued operations and reflect the Yisheng merger as a common control transaction.

(a) Acquisition under common control

The acquisition of Yisheng’s online audio business from Shanda was accounted for as a common control transaction as Hurray! was under the control of Shanda since the Company was acquired by Shanda in July 2009.  Accordingly, the accompanying consolidated financial statements have been prepared as if the acquisition of Yisheng had been in effect since the inception of common control, which is the date that the Company (formerly known as Hurray!) was consolidated into Shanda’s consolidated financial statements on August 31, 2009. Therefore, total assets and liabilities, as well as the non-controlling interests of Yisheng, were recorded at the carrying amount as capital contribution from Shanda in equity. The fair value of the 415,384,615 ordinary shares issued by the Company amounting to $12,461,538 was recorded through equity as a deemed distribution to Shanda in 2010.

In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of the equity interests in Yisheng from non-controlling shareholders in August 2010. This transaction was accounted for as an equity transaction in 2010 and the difference between the fair value of the ordinary shares issued amounting to $4,153,846 and carrying amount of the non-controlling interest was recognized as a decrease in additional paid-in capital attributable to the Company in accordance with Accounting Standards Codification (“ASC”) 810.

In August 2011, the Company disposed of 80% of its (previously 100%) equity interest in Yisheng by contributing a 60% stake in Yisheng to affiliates of Shanda. A remaining 20% stake, to arrive at the 80% disposed, was granted to a then-employee of Ku6 (20%). The Company’s interest in Yisheng was 20% at December 31, 2011 and 2012. As a result of the previous capital transaction related to Yisheng and the loss of a controlling financial interest, the Company deconsolidated Yisheng and recorded its remaining interest in Yisheng as an investment subject to the equity method of accounting (Note 8).

Given the presence of common control from parent Shanda, the disposition of the 60% to the related Shanda entities was accounted for as a common control transaction. Therefore, the gain on deconsolidation of Yisheng amounting to $1,373,190 (a gain due to the de-recognition of the net liabilities of the Yisheng business) was recorded in stockholders’ equity as a contribution from Shanda in 2011. At the time of deconsolidation, a Shanda affiliate receiving a portion of the contributed stake also made a capital investment of cash in Yisheng resulting in a higher equity fair value ascribed to Yisheng immediately prior to the deconsolidation. The 20% equity interest in Yisheng transferred to the then-employee of Ku6 was recorded as a compensation charge of $522,251 based on Yisheng’s equity fair value subsequent to the injection of capital from a Shanda affiliate, and was included in general and administrative expenses.

(b) Disposal of WVAS and recorded music businesses

As mentioned above, the Company completed the disposal of Huayi Music to Huayi Media for RMB 34,450,000 (equivalent to $5,045,754) in cash in May, 2010 and the corresponding disposal gain of Huayi Music recognized in 2010 was $4,486,786. The disposal of WVAS and recorded music businesses under common control was consummated in August, 2010. The difference of $13,561,087 between the cash consideration received from Shanda of $37,243,904 and the carrying amount of the assets,  liabilities and non-controlling interests and redeemable non-controlling interest of WVAS and recorded music business of $23,682,817 and the corresponding cumulative translation difference of $10,344,330 was accounted for as a contribution by Shanda in additional paid in capital in 2010. No gain or loss was recognized in 2010.

A summary of the major financial information for the discontinued operations of the WVAS and recorded music businesses for the eight month period ended August 31, 2010 is set out below:

Eight months ended August 31, 2010
Net revenues:
Wireless value added services revenue	5,385,985
Recorded music revenue	9,458,423
Total net revenues	14,844,408
Wireless value added services cost	(3,799,581)
Recorded music cost	(6,118,305)
Total cost of revenues	(9,917,886)
Gross profit	4,926,522
Product development	(444,581)
Selling and marketing	(3,397,797)
General and administrative	(4,544,460)
Goodwill impairment	—
Total operating expenses	(8,386,838)
Loss from operations	(3,460,316)
Interest income	42,627
Interest expense	—
Other income	9,667
Loss before income tax benefit (expense), equity in (loss) earnings of affiliated company, impairment for investment in affiliated company	(3,408,022)
Income tax benefit (expense)	25,584
Equity in loss and impairment of affiliated company	—
Impairment for investment in affiliated company	—
Net loss	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interest	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786

Total net income from discontinued operations, net of tax	1,348,014

According to ASC 205, Discontinued Operations, the effect of discontinued operations has been accounted for retroactively in the consolidated statement of operations and comprehensive loss.

(c) Liquidity

The Group has incurred significant net losses and negative cash flows from operations in recent years.  As of December 31, 2012, the Group’s cash and cash equivalents balance was $13,070,987; for the year then ended, the Group’s net operating cash outflow was $8,086,138, which represented a significant reduction from 2011 net operating cash outflow.  Also, at December 31, 2012, the Group’s accumulated deficit was ($141,940,509) and the excess of current assets over current liabilities (working capital) was $6,379,717.  This working capital included $10,495,820 of accounts receivable and other receivables due from related parties and $3,779,497 of other amounts payable to related parties (Note 13).

The Group’s forecasted revenue in 2013 is primarily derived from a related party advertising agency (Note 13) and cash collection from this revenue source depends on the contractual credit terms agreed to with this agency.

The Group believes that there is sufficient cash and capital resources to fund operations and capital expenditures for at least the next 12 months. Accordingly, the consolidated financial statements have been prepared on a going-concern basis.

(2) Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent liabilities at the dates of the financial statements. Significant accounting estimates reflected in the Company’s financial statements include accrual for sales rebates, allowances for doubtful accounts, assessment of impairment for long-lived assets and goodwill, assessment of the net realizable value of licensed video copyrights, the useful lives for intangible assets and property and equipment, share-based compensation expense, the recognition and measurement of deferred taxes, and loss contingencies. Actual amounts may differ from these estimates under different assumptions or conditions.

(3) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances have been eliminated upon consolidation. Affiliated companies in which the Company has partial ownership and controls more than 20% but less than 50% of the investment are accounted for using the equity method of accounting. The Company’s share of earnings (losses) of such equity investments are included in the accompanying consolidated statements of operations and comprehensive loss.

The Company follows the guidance relating to the consolidation of VIEs in ASC 810-10, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Pre-2010 Reorganization

Prior to the 2010 Reorganization, to comply with PRC laws and regulations that restrict direct foreign ownership of telecommunication service businesses in the PRC, the Company conducted substantially all of its WVAS and recorded music businesses through several VIEs. The VIEs had entered into various agreements with one of Hurray!’s subsidiaries, including exclusive cooperation agreements. Under these agreements, Hurray! through a wholly owned PRC subsidiary, Beijing Hurray! Times Technology Co., Ltd. (“Beijing Hurray! Times”), was the exclusive provider of technical and consulting services to the VIEs. In return, the VIEs were required to pay Beijing Hurray! Times’ service fees for the technical and consulting services received. The technical and consulting service fees could be, and were, adjusted at Hurray!’s discretion depending on the level of service provided. Beijing Hurray! Times was entitled to receive service fees in an amount up to all of the net income of the VIEs. In addition, Beijing Hurray! Times had been assigned all voting rights by the direct and indirect owners of the VIEs through agreements which were valid for ten years and were renewable indefinitely and could not be amended or terminated except by written consent of all parties. Finally, Beijing Hurray! Times had the option to acquire the equity interests of the VIEs if and when legal to do so under PRC laws and regulations. The Company also had extended loans without interest to the registered shareholders to finance their investments in the VIEs. Each of the registered shareholders was a related party of the Company acting as de facto agent for the Company. The direct equity interests in these entities had been pledged as collateral for the loans and when permitted under Chinese laws, the loans were to be repaid by transferring the direct equity interest in these entities to the Company. Therefore, no minority interest was recorded for the registered capital from the registered shareholders.

Hurray! was the considered the primary beneficiary of the VIEs of the WVAS and recorded music businesses because of all the variable interests held by Hurray! and the Company had the power to direct the activities of the VIEs. Therefore the Company consolidated the results of operations of the VIEs of the WVAS and recorded music businesses before they were disposed in 2010.

Post-2010 Reorganization

After the 2010 Reorganization, to comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide advertising services and hold Internet Content Provider (“ICP”) licenses and/or Licenses for Transmission of Audio-Visual Programs through the Internet (“the Licenses”), the Company conducts substantially all of its advertising business through its VIEs. The paid-in capitals of the Ku6 Beijing Information and Ku6 Network were funded by the Company through loans extended to the authorized individuals (“nominee shareholders”) and Tianjin Information was incorporated by Ku6 Beijing Information.

The Company has various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs and has the power to direct the activities of the VIEs. Consequently the Company is the primary beneficiary of these VIEs. Details of certain key agreements with the VIEs are as follows:

Loan Agreements: Beijing Technology, Kusheng and Tianjin Technology have granted interest-free loans to the nominee shareholders with the sole purpose of providing funds necessary for the capital injection of Ku6 Beijing Information, Ku6 Network and Ku6 Culture. The portions of the loans for subsequent capital injection are eliminated with the capital of Ku6 Beijing Information, Ku6 Network and Tianjin Technology during consolidation. The interest-free loans to the nominee shareholders of Beijing Information, Ku6 Network and Ku6 Culture as of December 31, 2012 were RMB20 million, RMB10 million and RMB1 million, respectively. Beijing Technology, Kusheng and Ku6 Cluture are able to require the nominee shareholders to settle the loan amount through the entire equity interest of Ku6 Beijing Information, Ku6 Network and Ku6 Culture and nominate someone else to hold the shares on Beijing Technology, Kusheng and Ku6 Culture’s behalf.

Proxy Agreement: The nominee shareholders of the VIEs irrevocably appointed the Subsidiaries’ officers to vote on their behalf on all matters they are entitled to vote on, including matters relating to the transfer of any or all of their respective equity interests in the VIEs, making all the operational, financial decisions and the appointment of the directors, general managers and other senior management of the VIEs.

Equity Interest Pledge Agreements: The nominee shareholders of the VIEs have pledged their respective equity interests in the VIEs as collateral to secure the nominee shareholders’ obligations under other agreements and for the payment by the VIEs under the exclusive technical consulting and services agreements and the loan agreements. The Pledge Agreements have been registered with the applicable local branches of the State Administration for Industry and Commerce. The nominee shareholders of the VIEs cannot sell or pledge their equity interests to others without the approval from the Subsidiaries, and the nominee shareholders of the VIEs cannot receive any dividends without the approval of Subsidiaries.

Exclusive Call Option Agreements: The nominee shareholders of the VIEs granted the Subsidiaries the exclusive and irrevocable right to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations or at the request of the Company, all of the equity interests in these entities for a purchase price equal to the amount of the registered capital or at the lowest price permitted by PRC laws and regulations. The Subsidiaries may exercise such options at any time. In addition, the VIEs and their nominee shareholders agreed that without the Subsidiaries’ prior written consent, they will not transfer or otherwise dispose of the equity interests or declare any dividends.

Exclusive Business Cooperation Agreements: The Subsidiaries are the exclusive provider of the technical, consulting and related services and information of the VIEs.  Under these arrangements, the Subsidiaries have the unilateral right to charge service fees to the VIEs to recover substantially all of the VIEs’ profits.

As a result of the above contractual agreements, the Company determined that it has the power to control the economic activities most significant to the VIEs and is the primary recipient of the economic rewards or risks, as the case may be.  As such, the Company consolidates the VIEs as required by ASC 810-10.

As of December 31, 2011 and 2012, the assets of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Cash and cash equivalents	193,740	1,617,258
Accounts receivable	3,509,168	4,412,326
Other receivables	3,083,527	—
Property and equipment	1,084,908	421,571
Deposits and other non-current assets	288,151	291,102
Total assets	8,159,494	6,742,257

These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets freely transferred out of the VIEs. Therefore, the Company considers that there is no asset in any of its consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC additional paid-in capital of the VIEs in the amount of $4.9 million as of December 31, 2012 (2011: $3.3 million).

As all the VIE subsidiaries are incorporated as limited liability companies under PRC Company Law, creditors thereof do not have recourse to the general credit of the Group for any of the liabilities of the VIE subsidiaries. As of December 31, 2011 and 2012, the liabilities of the VIE subsidiaries were as below:

	December 31, 2011	December 31, 2012

Accounts payable	23,953,679	25,704,847
Accrued expenses and other current liabilities	10,178,926	16,812,895
Other payables due to related parties	13,177,080	3,404,497
Total liabilities	47,309,685	45,922,239

As of December 31, 2012, the total deficit of the VIE subsidiaries was $39.2 million (2011: $39.2 million).

For the years ended December 31, 2010, 2011, and 2012, the summarized operations of the VIEs were as below:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Net revenue	41,570,566	18,744,535	13,956,477
Net loss	8,037,455	25,011,099	1,331,497

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting the online advertising business substantially through the VIEs, the Company has, in the past, provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 21 for the risks relating to the VIE arrangements.

(4) Significant risks and uncertainties

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: i) changes in the overall demand for services and products; ii) changes in business offerings; iii) competitive pressures due to new entrants; iv) advances and new trends in new technologies and industry standards; v) changes in bandwidth suppliers; vi) relying on Shengyue as the primary advertisement agency; vii) regulatory considerations; viii) copyright regulations; and ix) risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

(5) Fair value

The Group follows ASC Topic 820, “Fair Value Measurements and Disclosures”. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under US GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.

Financial assets and liabilities are to be measured and disclosed using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect management’s judgments about the assumptions that market participants would use in pricing the assets or liabilities. Management develops these inputs based on the best information available, including their own data.

(6) Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost be allocated to the assets, including separately identifiable intangible assets, and liabilities the Company acquired based on their estimated fair values.

The Group follows ASC 805, “Business Combinations,” with respect to business combinations. Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest(s) in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

The Group follows guidance in ASC Topic 810 regarding non-controlling interests. Non-controlling interests are classified as a separate component within equity except for any redeemable securities that are subject to the guidance in Accounting Series Release (“ASR”) Topic 268, Redeemable Preferred Stock. Consolidated net income on a total enterprise basis is adjusted within the statement of operations and comprehensive loss for net income attributed to non-controlling interests and consolidated comprehensive income is adjusted to for comprehensive income attributed to non-controlling interests.

(7) Foreign currency translation

The functional currency and reporting currency of the parent company is the United States dollar (“U.S. dollar”). The Company’s subsidiaries and VIEs use Renminbi (“RMB”) as their functional currency.

Assets and liabilities of the Company’s subsidiaries and VIEs are translated at the current exchange rates quoted by the Federal Reserve Bank of New York in effect at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to the U.S. dollar. Translation adjustments resulting from foreign currency translation to reporting currency are reported as cumulative translation adjustments and recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than the Company’s or its subsidiaries’ or VIEs’ functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are remeasured into the applicable functional currencies using the applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive loss.

Pursuant to the People’s Republic of China State Administration of Foreign Exchange (“SAFE”), the conversion of U.S. dollars to RMB is governed as to amount and a uniform exchange rate is set by the People’s Bank of China on a daily basis pegged to a basket of major currencies.  Correspondingly, RMB to U.S. dollar conversion does not carry the same ease as conversion may with other major currencies.  The rates of exchange for the U.S. dollar quoted by the Federal Reserve Bank of New York were RMB 6.2939 on December 30, 2011 and RMB 6.2301 on December 31, 2012.

(8) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments placed with bank or other financial institutions with no restriction to withdrawal or use, which have original maturities of three months or less.

Included in the cash and cash equivalents are cash balances denominated in RMB of approximately RMB20,780,927 and RMB137,735,942 (equivalent to approximately $3,335,569 and $21,884,037) as of December 31, 2012 and 2011, respectively.

(9) Restricted cash

Restricted cash mainly represents cash pledged for the loan borrowed from a PRC bank (Note 11), and the pledge period was the same as the loan period.

(10) Allowances for doubtful accounts

The Company determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected by taking into account an aging analysis of the accounts receivable balances, historical bad debt records, repayment patterns in the prior year, and other factors such as the policies of operators and financial condition of the customer.

(11) Investments in affiliates

Affiliated companies (partially owned affiliates) are entities over which the Company has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Company’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company (no such obligations or payments have been undertaken or made for the periods presented).

The Company continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value. There were no impairments of such investments for the years ended December 31, 2010, 2011 and 2012.

(12) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations.

(13) Acquired intangible assets, net

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805. Acquired intangible assets consist of intangible assets with finite lives, as detailed in Note 7, acquired through direct purchases and various business acquisitions and are amortized on a straight-line basis over their estimated useful economic lives.

The estimated useful economic lives by major intangible asset category used by the Company are as follows.

Trademark	20 years
Technology	7 years
Customer List	5 years
Software technology	5 years

(14) Video production and acquisition costs and licensed video copyrights

The Company contracts third parties for the production of, self produces and self-generates video copyrights for content to exhibit on its websites, and also licenses copyrights from other parties for content distribution on its websites ku6.com.

Video production and acquisition costs

Following the guidance under ASC 926-20-25, video production (which mainly include direct production costs and production overhead) and acquisition costs are capitalized, if the capitalization criteria are met, and are stated at the lower of unamortized cost or estimated fair value.

With respect to production and acquisition costs, until the Company can establish estimates of secondary market revenues, capitalized costs for each video produced are limited to the amount of revenues contracted for that video. The costs in excess of revenues contracted for that video are expensed as incurred on an actual basis, and are not restored as assets in subsequent periods. Once the Company can establish estimates of secondary market revenues in accordance with ASC 926-20-35-5(b), it capitalizes subsequent film costs.

Capitalized video production costs are amortized in accordance with the guidance in ASC 926-20-35-1 using the individual-film-forecast-computation method, based on the proportion of the revenues earned in a period to the estimated remaining unrecognized ultimate revenues as of the beginning of that period. The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a video. Ultimate revenue estimates for the produced or acquired videos are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self produced content are based upon assumptions about future demand and market conditions. The capitalized costs are subject to assessment for impairment in accordance with ASC 926-20-35-12 to 35-18, if an event or change in circumstances indicates that the fair value is less than unamortized cost.

During each of the three years ended December 31, 2012, video production and acquisition costs did not meet the criteria for capitalization and as a result all the video production costs were expensed as incurred.

Licensed video copyrights

The licensed video copyrights are amortized over their respective licensing periods, which range from 1 to 3 years for all periods presented.

The licensed video copyrights are carried at the lower of amortized cost or net realizable value. Under the net realizable value approach, the Company determines the expected cash inflows that are directly attributed to the content category which comprise of the expected revenues directly attributable to the content category less the direct costs to deliver the content to derive the net realizable value of the asset. The Company writes down the carrying value of the licensed content if the estimated net future direct cash inflows from the licensed video copyrights over the licensing period are lower than the carrying amount.

Amortization and write-down expenses for the year ended December 31, 2012 were nil (2011: $2,200,535) and nil (2011: $1,521,161), respectively.

(15) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed as a result of the Group’s acquisitions. The Group’s goodwill is associated with the Group’s single reporting unit as of December 31, 2012.

The Group tests goodwill for impairment by performing a two-step goodwill impairment test, which can be preceded by an optional qualitative assessment to determine if the two-step goodwill impairment test needs to be followed. The optional qualitative assessment relies upon qualitative factors to determine if it is “more likely than not” (more than 50% probable) that the fair value of a reporting unit is less than the carrying value of the reporting unit. The Group did not apply the qualitative assessment and proceeded directly to the two-step test.  The first step compares the calculated fair value of a reporting unit to its carrying amount, including goodwill. If, and only if, the carrying amount of a reporting unit exceeds its fair value as per step one, the second step is executed to compare the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

For each year in the three-year period ended December 31, 2012, fair value exceeded carrying value for the Group’s reporting unit and no further impairment evaluation was necessary

(16) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments are utilized, the timing or the amount of the impairment charges could be different. No impairment provision was recognized in the year ended December 31, 2010; impairment of $1.4 million for a customer list intangible asset was recognized in the year ended December 31, 2011 as further discussed in Note 7; no impairment was recognized in the year ended December 31, 2012.

(17) Financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, short-term borrowings, accounts payable, and accrued expenses and other current liabilities. As of December 31, 2011 and 2012, their carrying values approximated their fair values because of their generally short maturities. There were no financial assets or liabilities that were measured at fair value at December 31, 2011 or 2012.

(18) Revenue recognition and cost of revenues

In accordance with ASC Topic 605, “Revenue Recognition,” the Company recognizes revenues when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured. Revenues are recorded net of sales taxes.

Online advertising services (post-2010 Reorganization business model)

The Group’s revenues are derived principally from online advertising services, where advertisers (including third parties and related parties) pay to place their advertisements on the Company’s online video platform in different formats. Such formats include but are not limited to banners, buttons, links, pre-roll or post-roll video advertisements.

Advertising contracts are signed to establish the price and advertising services to be provided.  Advertisements are charged either based on the agreed measurement numbers, including but not limited to impressions and clicks, or fixed during a determined period of time. In the former case, the delivery of service occurs when those measurement numbers are achieved. In the latter case, the delivery is not linked to advertisement displays but occurs over the lapse of time.

Under arrangements with the advertisers that includes different formats to be delivered over different periods of time, the Group’s revenue is accounted for using the guidance under ASC 605-25, “Multiple Element Arrangement,”  as such revenue arrangements involve multiple deliverables. The Group sells the advertising services over a broad price range. The Group uses its best estimate of the selling price of each component of a bundled advertising arrangements to allocate the arrangement consideration to the separate units of accounting (deliverables).

Under an arrangement with a related party advertising agency (Note 1 & 13), components of the arrangement include an arrangement for guaranteed advertising revenues and an arrangement for sharing of excess advertising revenues after deducting commission fees earned by the related party advertising agency based upon increasing percentages for additional tiers (layers) of revenues. There were no commission fees incurred for any historical periods, as the Group enjoyed a commission-free period in 2011 and earned minimum guaranteed revenues in 2012. The guaranteed advertising revenues and any excess advertising revenues net of commission fees are recognized ratably over varying service periods as governed by the specific agreements with the affiliated advertising agency, as the Group is able to timely obtain information to determine historical advertising revenues as a basis for preparing financial statements.

The Company reports the revenue earned from both related and third party ad agencies based on the net amount after considering the indicators to record revenue gross versus set forth in ASC 605-45, “Principal Agent Considerations.”

The Company makes credit assessments of customers to assess the collectability of contract amounts prior to entering into contracts. For those contracts for which the collectability is assessed as not reasonably assured, the Company recognizes revenue only when cash is received and all revenue recognition criteria are met.

For revenue arrangements contracted with third-party advertising agencies, the Company provides cash incentives in the form of rebates based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25. The cash incentives to third-party advertising agencies in the years ended December 31, 2011 and 2012 were $1,374,030 and $72,464, respectively.

Costs of advertising revenues consist primarily of employee costs associated with platform operation and share-based compensation, depreciation expenses, internet bandwidth leasing costs, video production costs, and amortization and write-downs of licensed video copyrights.

Wireless value-added services (pre-2010 Reorganization - discontinued operations (Note 2(1))

Wireless value-added service revenues were derived from providing personalized media, games, entertainment and communication services to mobile phone and personal handy phone (collectively “mobile phones”) customers of the various subsidiaries of the three major Chinese operators of telecommunication networks, China United Telecommunications Corporation (“China Unicom”), China Mobile Communications Corporation (“China Mobile”) and China Telecommunications Corporation (collectively, the “Telecom Operators”). Fees for these services, negotiated by network service agreements with the Telecom Operators and indicated in the messages received on mobile phones, were charged on a per-use basis or on a monthly subscription basis, and varied according to the type of services delivered.

The Company contracted with the Telecom Operators for the transmission of wireless services as well as for billing and collection services. The Telecom Operators provided the Company with monthly statements that represented the principal evidence that service had been delivered and triggered revenue recognition for a substantial portion of the Company’s revenue. In certain instances, when a statement was not received within a reasonable period of time, the Company made an estimate of the revenues and cost of services earned during the period covered by the statement based on its internally generated information, historical experience and/or other assumptions that were believed to be reasonable under the circumstances.

The Company measured its revenues based on the total amount paid by mobile phone customers, for which the Telecom Operators billed and collected on the Company’s behalf. Accordingly, the service fees paid to the Telecom Operators were included in the cost of revenues. In addition, in respect of 2G services, the Telecom Operators charged the Company network fees based on a per message fee, which varied depending on the volume of messages sent in the relevant month, multiplied by the excess of messages sent over messages received. These network fees were likewise retained by the Telecom Operators and were reflected as cost of revenues.  The cost of revenues also included fees paid to content providers and marketing partners, maintenance costs related to equipment used to provide the services, bandwidth leasing charges and data center services, alternative channels, media and related Internet costs, operator imposed penalty charges, and certain distribution costs.

The Company evaluated its cooperation arrangements with the Telecom Operators to determine whether to recognize the Company’s revenues on a gross basis or net of the service fees and net transmission charges paid to the Telecom Operators. The Company’s determination was based upon an assessment of whether it acted as a principal or agent when providing its services. The Company concluded that it acted as a principal in each of the arrangements. Factors that support the Company’s conclusion mainly included:

•             the Company was the primary obligor in the arrangement;

•             the Company was able to establish prices within price caps prescribed by the telecommunications operators to reflect or react to changes in the market;

•             the Company determined the service specifications of the services it will be rendering;

•             the Company was able to control the selection of its content suppliers; and

•             The Telecom Operators usually would not pay the Company if users could not be billed or if users did not pay the Telecom Operators for services delivered and, as a result, the Company bore the delivery and billing risks for the revenues generated with respect to its services.

Based on these factors, the Company believed that recognizing revenues on a gross basis was appropriate. However, as noted above, the Company’s reported revenues were net of bad debt charges that had been deducted by the Telecom Operators.

Recorded Music (pre-2010 Reorganization - discontinued operations (Note 2(1))

The Company was in the business of artist development, music production, offline music distribution, and online distribution through WVAS and the Internet. Recorded music revenues were derived from live performances, corporate sponsorship and advertising, online and wireless sales, and offline CD sales.

The Company generated revenues from the sale of CDs either by providing the CD master to a distributor or by directly arranging for the volume production and subsequent wholesale of the CDs. In the former case, the Company received a fixed fee, had no further obligations and recognized the fee as revenue when the master CD was provided. In the latter case, the Company shipped the produced CDs to retail distributors and recognized wholesale revenues at the time of shipment less a provision for future estimated returns.

The Company recognized artist performance fees and corporate sponsorship or marketing event fees once the performance or the service had been completed. In accordance with the relevant accounting standards for revenue recognition, corporate sponsorship arrangements involving multiple deliverables are broken into single-element arrangements using residual method for revenue recognition purpose. The Company recognized revenue on the service elements delivered and deferred the recognition of revenue for larger of the contractual cash holdback or the fair value of the undelivered service elements until the remaining obligations had been satisfied. The Company determined the fair value of undelivered service elements based on the price charged for the similar performance or marketing events on a standalone basis. Where the Company acted as the primary obligor in the transaction, revenues were recorded on a gross basis. Where the Company was considered an agent or where the artists separately contract with the event organizer, revenues were recorded on a net basis.

The Company licensed its music to third parties for guaranteed minimum royalty payments and normally received non-refundable upfront licensing fees. In such cases the Company recognized revenue on a straight-line basis over the license period and unrecognized revenues were included in liabilities. When the contract provided for additional payments if revenues exceed the minimum amount guaranteed, such amounts were included in revenues when the Company was notified of its entitlement to additional payments.

The Company incurred costs in producing CD masters, volume CD production, artist and songwriter royalties based on certain percentage of the revenue, and royalties payable to other parties for the use of their work. The cost of record masters, volume CD productions, and royalties paid in advance were recorded in prepaid expenses and other current assets when the sales of the recording were expected to recover the cost and amortized as expenses over the revenue generating period, typically within one year. The decision to capitalize an advance to an artist, songwriter or other party required significant judgment as to the recoverability of these advances. Advances for royalties and other capitalized costs were regularly assessed for recoverability. The costs of ongoing royalties relating to the live performance, corporate sponsorship and advertising, online and wireless sales and offline CD sales to retail distributors were recognized as incurred.

Turnover taxes and related surcharges

The China subsidiaries and VIEs are subject to business tax or value added tax (“VAT”) and related surcharges on the revenues earned for services provided.

Relevant PRC authorities introduced, a turnover tax reform pilot program (the “Pilot Program”)  in selected pilot cities in China for selected industries in 2012, to gradually expand the scope of VAT.  The turnover tax reform pilot program was first implemented in Shanghai effective 1 January 2012.  According to Circular Caishui [2012] No.71 (“Circular 71”), the Pilot Program was expanded to Beijing (effective September 1, 2012) and Tianjin (effective December 1, 2012) where the Group’sadvertising revenues are generated.  Prior to the implementation of the Pilot Program, the Group’s business tax rate for advertising sales was 5% based on the gross advertising revenue before deducting the advertising agencies’ rebate. After the implementation of the Pilot Program in Beijing and Tianjin, the advertising business is now subject VAT rate at 6%. VAT payable on revenues generated by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. If any of the Company’s subsidiaries is recognized as a small-scale VAT payer, the applicable VAT rate shall be 3%, and no creditable input VAT can be recognized. Business tax and related surcharges or VAT, as the case may be, are deducted from gross revenues to arrive at net revenues.

(19) Product development expenses

Product development expenses consist primarily of salaries and benefits for product development personnel, including share-based compensation costs. These costs are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. To date, the Company has essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

(20) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, bad debt provision, litigation accrual, depreciation, amortization and impairment of intangible assets, professional service fees, share-based compensation, office rental fees, and other expenses.

(21) Sales and marketing

Sales and marketing expenses consist primarily of sales and marketing personnel payroll compensation and related employee costs, advertising and market promotion expenses, and other overhead expenses incurred by the Group’s sales and marketing personnel.

(22) Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $210,987 for the years ended December 31 2010 pertaining to discontinued operations, and have been included in selling and marketing expenses and cost of revenues in discontinued operations. Total advertising expenses related to continuing operations were $6,086,030, $2,493,901 and $553,380 for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in selling and marketing expenses within continuing operations.

(23) Share-based compensation

The Group applies ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting periods of the awards based on the fair values of the awards determined at the grant date. The valuation provisions of ASC 718 apply to awards granted after the adoption of ASC 718, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period(s) if actual forfeitures differ from initial estimates.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. See Note 16 for further information on stock-based compensation.

(24) Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases, meaning those meeting the capitalization criteria in ASC 840, “Leases”, are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Company from the leasing company, are charged to the consolidated statement of operations and comprehensive loss on a straight-line basis over the lease periods, as specified in the lease agreements, with reference to the actual number of users of the leased assets, as appropriate.

(25) Taxation

Current income taxes are provided for on the taxable income of each subsidiary on the separate tax return basis in accordance with the relevant tax laws.

Deferred income taxes are provided using the liability method in accordance with ASC 740, “Income Taxes”. Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-25 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. The Company does not have any liabilities for unrecognized tax benefits as of December 31, 2011 or 2012. Were the Company to have such liabilities, interest and penalties would be recognized in tax expenses.

(26) Statutory reserves

The Company’s subsidiaries incorporated in the PRC and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The Company’s subsidiaries must make appropriations to (i) general reserve and (ii) enterprise expansion fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; enterprise expansion fund appropriation is at the PRC subsidiaries’ directors’ discretion. The Company’s VIEs, in accordance with the China Company Laws, must make appropriations to a (i) statutory reserve fund and (ii) discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such fund has reached 50% of the company’s registered capital; other fund appropriation is at the VIEs’ directors’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. The enterprise expansion fund can be used to expand production and operations; it also may be used for increasing registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. No appropriations were made during the years ended December 31, 2010, 2011 and 2012. There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Company does not do so.

(27) Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. See Note 21.

(28) Earnings (loss) per share

Basic earnings (loss) attributable to the Company’s ordinary shareholders per share is computed by dividing earnings (loss) attributable to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) attributable to the Company’s ordinary shareholders’ per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the conversion of convertible debt (using the “if-converted method”) and upon the exercise of stock options (using the “treasury stock method”). Potential ordinary shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

For each of the three years in the period ended December 31, 2012, the dilutive effect of potential ordinary shares was not factored into the calculation as a net loss was incurred in each period.

(29) Comprehensive loss

Comprehensive loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments included in other comprehensive income (loss), which are presented net of tax.

(30) Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities are required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This Accounting Standards Update is effective for interim and annual periods beginning after December 15, 2011 and was adopted effective January 1, 2012. The adoption of this guidance did not have an impact on the consolidated financial statements other than minimal additional qualitative disclosures in the footnote regarding fair value measurements.

In June 2011 the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income”. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012.  In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which closed the indefinite deferral.  Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote.  The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Group already presented, and presents, a continuous statement of operations and comprehensive income (loss).  The adoption of ASU 2013-02 (beginning January 1, 2013) is expected to have minimal impact as the Group does not experience recurring reclassifications.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011, and the Company adopted the guidance effective January 1, 2012.  The adoption of this guidance did not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill; moreover, the Company utilized the traditional two-step quantitative approach for its single reporting unit.

(31) Government Subsidies

Government subsidies represent discretionary cash subsidies granted by local governments to encourage the development of certain enterprises that are established in local special economic regions. The cash subsidies may be received in the form of (i) a fixed cash amount determined and provided by a municipal government to an operating subsidiary for product and service innovation, or (ii) an amount determined as a percentage of the income tax and business tax actually paid by an operating subsidiary.

Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received.

For the years ended December 31, 2010, 2011 and 2012, cash subsidies of $58,025, $1,265,182 and $1,514,570 were recognized as other income, respectively.

(32)  Segment reporting

Based on the criteria established by ASC 280, the authoritative accounting guidance for segment reporting, prior to the 2010 Reorganization, the Company operated and managed two principal operating segments, “WVAS” and “Recorded Music”; post 2010 Reorganization, the Company currently operates and manages its business as a single operating segment “Online Advertising” (Note 17).